Federated Hermes Short Duration Corporate ETF
Portfolio of Investments
January 31, 2026 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—94.4%
	Basic Industry - Metals & Mining—1.1%
$ 465,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	$ 465,008
254,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.371%, 4/4/2029	262,758
	TOTAL	727,766
	Basic Industry - Paper—0.8%
513,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.200%, 1/15/2030	528,262
	Capital Goods - Aerospace & Defense—3.6%
954,000	Boeing Co., Sr. Unsecd. Note, 6.298%, 5/1/2029	1,013,360
115,000	General Electric Co., Sr. Unsecd. Note, 4.300%, 7/29/2030	115,783
417,000	HEICO Corp., Sr. Unsecd. Note, 5.250%, 8/1/2028	428,193
302,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	301,736
471,000	RTX Corp., Sr. Unsecd. Note, 5.750%, 11/8/2026	476,955
	TOTAL	2,336,027
	Capital Goods - Construction Machinery—0.9%
308,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	303,375
250,000	John Deere Capital Corp., Sr. Unsecd. Note, 4.375%, 10/15/2030	252,692
49,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	48,652
	TOTAL	604,719
	Capital Goods - Diversified Manufacturing—1.3%
513,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	530,502
308,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	306,702
	TOTAL	837,204
	Capital Goods - Environmental—0.4%
223,000	Republic Services, Inc., Sr. Unsecd. Note, 4.750%, 7/15/2030	227,991
	Communications - Cable & Satellite—0.3%
169,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.100%, 6/1/2029	176,568
	Communications - Media & Entertainment—3.1%
332,000	AppLovin Corp., Sr. Unsecd. Note, 5.125%, 12/1/2029	340,555
471,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	470,101
430,000	Meta Platforms, Inc., Sr. Unsecd. Note, 4.200%, 11/15/2030	429,227
725,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	740,049
	TOTAL	1,979,932
	Communications - Telecom Wireless—3.3%
250,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	234,633
75,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	68,287
302,000	American Tower Corp., Sr. Unsecd. Note, 5.500%, 3/15/2028	310,474
417,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.800%, 9/1/2028	423,323
500,000	Orange S.A., Sr. Unsecd. Note, 144A, 4.250%, 1/13/2031	495,802
250,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	245,716
326,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2029	326,928
	TOTAL	2,105,163
	Communications - Telecom Wirelines—1.4%
513,000	AT&T, Inc., Sr. Unsecd. Note, 4.100%, 2/15/2028	514,225
308,000	Rogers Communications, Inc., Sr. Unsecd. Note, 3.200%, 3/15/2027	305,238
110,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	105,913
	TOTAL	925,376

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—3.6%
$ 519,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	$ 511,036
417,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	439,224
65,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.200%, 10/27/2028	65,167
417,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 6/24/2029	430,201
465,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	475,766
417,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.950%, 8/15/2029	423,516
	TOTAL	2,344,910
	Consumer Cyclical - Retailers—1.2%
250,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	246,816
513,000	Home Depot, Inc., Sr. Unsecd. Note, 4.750%, 6/25/2029	526,006
	TOTAL	772,822
	Consumer Cyclical - Services—0.9%
465,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.550%, 12/1/2027	472,696
80,000	Uber Technologies, Inc., Sr. Secd. Note, 4.150%, 1/15/2031	79,294
	TOTAL	551,990
	Consumer Non-Cyclical - Food/Beverage—3.7%
150,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2030	146,601
513,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2029	523,453
60,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 6.375%, 7/15/2028	62,775
1,208,000	Mars, Inc., Sr. Unsecd. Note, 144A, 4.800%, 3/1/2030	1,234,190
423,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	421,833
	TOTAL	2,388,852
	Consumer Non-Cyclical - Health Care—4.7%
308,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	305,513
302,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.693%, 2/13/2028	305,996
465,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	466,522
942,000	GE HealthCare Technologies, Inc., Unsecd. Note, 5.650%, 11/15/2027	968,677
250,000	Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2029	244,644
193,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	197,736
163,000	HCA, Inc., Sr. Unsub., 5.250%, 3/1/2030	168,265
78,000	Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	80,834
302,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.800%, 11/21/2027	307,256
	TOTAL	3,045,443
	Consumer Non-Cyclical - Pharmaceuticals—3.1%
265,000	Abbott Laboratories, Sr. Unsecd. Note, 1.400%, 6/30/2030	237,257
423,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/14/2028	427,397
513,000	Amgen, Inc., Sr. Unsecd. Note, 5.150%, 3/2/2028	525,143
300,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	300,959
513,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	518,389
	TOTAL	2,009,145
	Consumer Non-Cyclical - Supermarkets—0.3%
250,000	Kroger Co., Sr. Unsecd. Note, 1.700%, 1/15/2031	220,263
	Consumer Non-Cyclical - Tobacco—1.3%
69,000	Altria Group, Inc., Sr. Unsecd. Note, 6.200%, 11/1/2028	72,703
348,000	BAT Capital Corp., Sr. Unsecd. Note, 2.726%, 3/25/2031	321,045
465,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	474,842
	TOTAL	868,590
	Energy - Independent—2.2%
302,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 3.500%, 12/1/2029	293,345
302,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.150%, 1/30/2030	310,545

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Independent—continued
$ 543,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	$ 545,232
284,000	Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	292,821
	TOTAL	1,441,943
	Energy - Midstream—5.2%
242,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.042%, 8/15/2028	252,074
628,000	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 5/1/2027	627,785
447,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	446,776
640,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 3/15/2030	661,999
435,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	438,853
519,000	Targa Resources, Inc., Sr. Unsecd. Note, 5.200%, 7/1/2027	526,787
417,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 8/15/2028	429,668
	TOTAL	3,383,942
	Energy - Refining—0.5%
302,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.800%, 4/1/2028	300,570
	Financial Institution - Banking—24.1%
513,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	529,978
1,739,000	Bank of America Corp., Sr. Unsecd. Note, 5.819%, 9/15/2029	1,813,617
302,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 4.543%, 2/1/2029	305,552
60,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	57,183
175,000	Citigroup, Inc., Sr. Unsecd. Note, 3.980%, 3/20/2030	173,700
1,564,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	1,574,091
193,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	201,308
242,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	252,968
513,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	532,602
350,000	FNB Corp. (PA), 5.722%, 12/11/2030	357,962
1,202,000	Goldman Sachs Group, Inc., 5.950%, 1/15/2027	1,223,986
100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.692%, 10/23/2030	101,357
640,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	670,803
1,304,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.581%, 4/22/2030	1,358,609
628,000	JPMorgan Chase & Co., Sub. Note, 4.250%, 10/1/2027	632,377
513,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	520,116
125,000	Morgan Stanley, Sr. Unsecd. Note, 5.656%, 4/18/2030	130,166
100,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	93,839
1,497,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	1,516,023
175,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 2.550%, 1/22/2030	164,753
60,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.222%, 1/29/2031	61,937
284,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 6.615%, 10/20/2027	289,247
193,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	201,034
410,000	Truist Financial Corp., Sr. Unsecd. Note, 4.597%, 1/27/2032	411,045
519,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	517,770
60,000	U.S. Bancorp, Sr. Secd. Note, 5.046%, 2/12/2031	61,608
519,000	U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	510,433
1,039,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	1,059,795
100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	93,454
200,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.150%, 1/24/2029	200,829
	TOTAL	15,618,142
	Financial Institution - Broker/Asset Mgr/Exchange—0.3%
211,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.875%, 7/21/2028	219,219
	Financial Institution - Finance Companies—2.3%
150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.375%, 11/15/2030	149,291

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Finance Companies—continued
$ 201,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.750%, 6/6/2028	$ 208,125
417,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	429,585
150,000	Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	151,984
519,000	NTT Finance Corp., Sr. Unsecd. Note, 144A, 4.372%, 7/27/2027	521,989
	TOTAL	1,460,974
	Financial Institution - Insurance - Health—2.6%
423,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	420,485
513,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.101%, 3/1/2028	514,177
215,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.250%, 1/15/2029	216,430
513,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.250%, 2/15/2028	525,868
	TOTAL	1,676,960
	Financial Institution - Insurance - Life—1.8%
417,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	412,294
193,000	Lincoln Financial Global Funding, Sec. Fac. Bond, 144A, 5.300%, 1/13/2030	199,076
513,000	Metropolitan Life Global Funding I, Sr. Secd. Note, 144A, 4.850%, 1/8/2029	523,722
	TOTAL	1,135,092
	Financial Institution - Insurance - P&C—1.9%
314,000	American International Group, Inc., Sr. Unsecd. Note, 4.850%, 5/7/2030	321,609
465,000	Aon North America, Inc., Sr. Unsecd. Note, 5.150%, 3/1/2029	478,779
423,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	430,614
	TOTAL	1,231,002
	Financial Institution - REIT - Apartment—1.8%
500,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, 4.350%, 12/1/2030	500,348
250,000	Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	219,914
254,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	252,590
200,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 4.400%, 1/26/2029	201,178
	TOTAL	1,174,030
	Financial Institution - REIT - Healthcare—0.4%
254,000	Welltower, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	254,739
	Financial Institution - REIT - Office—0.3%
199,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	200,344
	Technology—6.5%
255,000	Alphabet, Inc., Sr. Unsecd. Note, 4.100%, 11/15/2030	255,205
519,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	512,968
417,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.850%, 2/26/2029	427,665
417,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	427,378
417,000	Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	421,916
417,000	Hewlett Packard Enterprise Co., Sr. Secd. Note, 4.550%, 10/15/2029	420,051
200,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	191,565
302,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.600%, 4/6/2027	303,608
193,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	197,490
115,000	Oracle Corp., Sr. Unsecd. Note, 4.450%, 9/26/2030	112,252
392,000	Oracle Corp., Sr. Unsecd. Note, 4.500%, 5/6/2028	393,003
199,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	199,847
80,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.450%, 9/15/2030	80,185
254,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	253,977
	TOTAL	4,197,110
	Transportation - Services—1.0%
308,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	304,529

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Services—continued
$ 302,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.250%, 6/1/2028	$ 310,362
	TOTAL	614,891
	Utility - Electric—8.5%
519,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	507,771
181,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.750%, 11/1/2027	186,305
375,000	Black Hills Corp., Sr. Unsecd. Note, 4.550%, 1/31/2031	374,778
435,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	437,071
250,000	Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	232,110
423,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	431,186
254,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	253,296
300,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.375%, 9/30/2030	299,278
115,000	EverSource Energy, Sr. Unsecd. Note, 4.450%, 12/15/2030	114,809
302,000	EverSource Energy, Sr. Unsecd. Note, 4.600%, 7/1/2027	304,291
133,000	Exelon Corp., Sr. Unsecd. Note, 5.125%, 3/15/2031	137,484
495,000	Florida Power & Light Co., 5.050%, 4/1/2028	507,348
100,000	Georgia Power Co., Sr. Unsecd. Note, 3.250%, 3/30/2027	99,429
465,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 4.800%, 3/15/2028	473,339
483,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	495,207
163,000	Pinnacle West Capital Corp., Sr. Unsecd. Note, 4.900%, 5/15/2028	165,931
215,000	San Diego Gas & Electric Co., 4.950%, 8/15/2028	220,350
80,000	Southern Power Co., Sr. Unsecd. Note, Series A, 4.250%, 10/1/2030	79,795
163,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	165,961
	TOTAL	5,485,739
	TOTAL CORPORATE BONDS (IDENTIFIED COST $60,446,101)	61,045,720
	U.S. TREASURIES—2.7%
	U.S. Treasury Notes—2.7%
800,000	United States Treasury Note, 3.625%, 8/31/2030	794,937
942,000	United States Treasury Note, 4.000%, 7/31/2029	952,500
	TOTAL U.S. TREASURIES (IDENTIFIED COST $1,743,679)	1,747,437
	INVESTMENT COMPANY—2.0%
1,286,134	Federated Hermes Government Obligations Fund, Premier Shares, 3.59%[1] (IDENTIFIED COST $1,286,134)	1,286,134
	TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $63,475,914)	64,079,291
	OTHER ASSETS AND LIABILITIES - NET—0.9%[2]	601,274
	NET ASSETS—100%	$64,680,565
At January 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 5-Year Long Futures	40	$4,357,188	March 2026	$(28,548)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 4/30/2025	$315,867
Purchases at Cost	$8,249,511
Proceeds from Sales	$(7,279,244)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 1/31/2026	$1,286,134
Shares Held as of 1/31/2026	1,286,134
Dividend Income	$38,896

1	7-day net yield.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at January 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$61,045,720	$—	$61,045,720
U.S. Treasuries	—	1,747,437	—	1,747,437
Investment Company	1,286,134	—	—	1,286,134
TOTAL SECURITIES	$1,286,134	$62,793,157	$—	$64,079,291
Other Financial Instruments:[1]
Liabilities	$(28,548)	$—	$—	$(28,548)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust